Business Segments (Narrative) (Details) ¥ in Billions	6 Months Ended
	Sep. 30, 2025 numberOfChannel segment	Sep. 30, 2024 JPY (¥)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	7
Number of operating segments | segment	7
Retail & Digital Business Group
Segment Reporting Information [Line Items]
Number of channels | numberOfChannel	3
Other | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ 9.6
Operating segments | Retail & Digital Business Group | Customer Business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		0.8
Operating segments | Commercial Banking & Wealth Management Business Group | Customer Business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		0.2
Operating segments | Global Corporate & Investment Banking Business Group | Customer Business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(5.0)
Operating segments | Global Markets Business Group | Customer Business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(4.7)
Operating segments | Japanese Corporate & Investment Banking Business Group | Customer Business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.8)
Operating segments | Global Commercial Banking Business Group | Customer Business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ (0.1)